Derivative Financial Instruments and Related Hedging Programs, Realized and Unrealized Gains and Losses Table (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Summary Of Realized And Unrealized Gains Losses
Realized (losses) gains:	$ (2.7)	$ 3.1
Unrealized gains (losses)	3.6	6.0
Aluminum
Summary Of Realized And Unrealized Gains Losses
Realized (losses) gains:	(0.2)	4.5
Unrealized gains (losses)	5.2	3.1
Natural Gas
Summary Of Realized And Unrealized Gains Losses
Realized (losses) gains:	(1.8)	(1.4)
Unrealized gains (losses)	(1.2)	1.2
Electricity
Summary Of Realized And Unrealized Gains Losses
Realized (losses) gains:	(0.7)	0
Unrealized gains (losses)	(0.9)	0
Hedges Relating to Notes | Call Options relating to the Notes
Summary Of Realized And Unrealized Gains Losses
Unrealized gains (losses)	(8.8)	(2.0)
Hedges Relating to Notes | Cash conversion feature of the Notes
Summary Of Realized And Unrealized Gains Losses
Unrealized gains (losses)	$ 9.3	$ 3.7